UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/08

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Blackhill Capital, Inc.
Address: 161 Madison Avenue
                Morristown, NJ  07960

Form 13F File Number: 28-02823

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Cary M. Schwartz
Title:    President
Phone:  973-984-7014

Signature, Place, and Date of Signing:

Cary M. Schwartz, Morristown, New Jersey 11/05/08
[Signature] [City, State] [Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name
28-02823   Blackhill Capital, Inc.
[Repeat as necessary.]



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total: $318,896  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name
28-02823  Blackhill Capital, Inc.
[Repeat as necessary.]



                                                       Market Value
Other   Voting
Issuer                              Class    Cusip     x 1000
DiscretioQuantityManagersAuthority

ABBOTT LABORATORIES CMN             COMMON   002824100     7627.0468
Sole   132460   None   Sole
ALTRIA GROUP, INC. CMN              COMMON   00209S103        53.568
Sole     2700   None   Sole
AMERICAN STATES WATER CO CMN        COMMON   29899101          207.9
Sole     5400   None   Sole
APPLE, INC. CMN                     COMMON   037833100        11.366
Sole      100   None   Sole
AQUA AMERICA INC CMN                COMMON   03836W103     370.41018
Sole    20832   None   Sole
AUTOMATIC DATA PROCESSING, INC      COMMON   053015103        111.15
Sole     2600   None   Sole
BAXTER INTERNATIONAL INC CMN        COMMON   071813109       4265.95
Sole    65000   None   Sole
BERKSHIRE HATHAWAY INC CL-A (D      COMMON   084670108         130.6
Sole        1   None   Sole
BERKSHIRE HATHAWAY INC. CLASS       COMMON   084670207       593.325
Sole      135   None   Sole
BOARDWALK PIPELINE PARTNERS LP      COMMON   096627104        1112.4
Sole    54000   None   Sole
BP P.L.C. SPONSORED ADR CMN         COMMON   055622104     10676.176
Sole   212800   None   Sole
BRISTOL-MYERS SQUIBB COMPANY C      COMMON   110122108       9040.56
Sole   433600   None   Sole
BUCKEYE GP HOLDINGS L.P. CMN        COMMON   118167105       634.584
Sole    41100   None   Sole
BUCKEYE PARTNERS LP UNITS CMN       COMMON   118230101      1316.695
Sole    35500   None   Sole
CALIFORNIA WATER SERVICE GROUP      COMMON   130788102         146.3
Sole     3800   None   Sole
CATERPILLAR INC (DELAWARE) CMN      COMMON   149123101      3576.596
Sole    60010   None   Sole
CHEVRON CORPORATION CMN             COMMON   166764100      2668.228
Sole    32350   None   Sole
COACH INC CMN                       COMMON   189754104      4552.272
Sole   181800   None   Sole
COCA-COLA COMPANY (THE) CMN         COMMON   191216100        1.0576
Sole       20   None   Sole
CONNECTICUT WATER SVC CMN           COMMON   207797101         115.8
Sole     4000   None   Sole
CONSOLIDATED EDISON INC CMN         COMMON   209115104      10.86888
Sole      253   None   Sole
COVIDIEN LTD. CMN                   COMMON   G2552X108       2876.16
Sole    53500   None   Sole
DUNCAN ENERGY PARTNERS L.P. CM      COMMON   265026104        191.52
Sole    12000   None   Sole
EAGLE ROCK ENERGY PARTNERS, LP      COMMON   26985R104       395.928
Sole    37600   None   Sole
ELI LILLY & CO CMN                  COMMON   532457108     10672.872
Sole   242400   None   Sole
EMERSON ELECTRIC CO. CMN            COMMON   291011104        244.74
Sole     6000   None   Sole
ENBRIDGE ENERGY MGMT, LLC CMN       COMMON   29250X103     681.60173
Sole    16279   None   Sole
ENBRIDGE ENERGY PARTNERS L P C      COMMON   29250R106       791.622
Sole    19900   None   Sole
ENTERPRISE PRODUCTS PART L.P C      COMMON   293792107    1273.88841
Sole    49433   None   Sole
EXXON MOBIL CORPORATION CMN         COMMON   30231G10     9320.28724
Sole   120014   None   Sole
GENERAL ELECTRIC CO CMN             COMMON   369604103       14397.3
Sole   564600   None   Sole
GOLDMAN SACHS GROUP, INC.(THE)      COMMON   38141G104         345.6
Sole     2700   None   Sole
GOOGLE, INC. CMN CLASS A            COMMON   38259P508     303.59416
Sole      758   None   Sole
HARTFORD FINANCIAL SRVCS GROUP      COMMON   416515104     5646.3725
Sole   137750   None   Sole
HOSPIRA, INC. CMN                   COMMON   441060100      3739.398
Sole    97890   None   Sole
JAMBA,INC. CMN                      COMMON   47023A101          10.8
Sole    12000   None   Sole
JOHNSON & JOHNSON CMN               COMMON   478160104     11729.104
Sole   169300   None   Sole
KIMBERLY CLARK CORP CMN             COMMON   494368103      9881.616
Sole   152400   None   Sole
KINDER MORGAN ENERGY PARTNERS,      COMMON   494550106    5308.77699
Sole   102033   None   Sole
KINDER MORGAN MANAGEMENT, LLC       COMMON   49455U100     6444.3144
Sole   130982   None   Sole
KRAFT FOODS INC CMN CLASS A         COMMON   50075N104      28.78725
Sole      879   None   Sole
LOEWS CORPORATION CMN               COMMON   540424108       16190.9
Sole   410000   None   Sole
MAGELLAN MIDSTREAM PARTNERS LP      COMMON   559080106       1380.24
Sole    42600   None   Sole
MEDCO HEALTH SOLUTIONS, INC. C      COMMON   58405U102      12811.41
Sole   284698   None   Sole
MICROSOFT CORPORATION CMN           COMMON   594918104     267.64732
Sole    10028   None   Sole
MIDDLESEX WATER CO CMN              COMMON   596680108     116.45502
Sole     6666   None   Sole
NIKE CLASS-B CMN CLASS B            COMMON   654106103         2.676
Sole       40   None   Sole
NORFOLK SOUTHERN CORPORATION C      COMMON   655844108       75.4794
Sole     1140   None   Sole
ONEOK PARTNERS, L.P. LIMITED P      COMMON   68268N103      1247.958
Sole    24600   None   Sole
PEPSICO INC CMN                     COMMON   713448108       220.937
Sole     3100   None   Sole
PFIZER INC. CMN                     COMMON   717081103     19726.651
Sole  1069775   None   Sole
PHILIP MORRIS INTL INC CMN          COMMON   718172109      1503.125
Sole    31250   None   Sole
PLAINS ALL AMERICAN PIPELINE L      COMMON   726503105      1283.688
Sole    32400   None   Sole
PROCTER & GAMBLE COMPANY (THE)      COMMON   742718109   19823.11143
Sole   284447   None   Sole
SIGMA-ALDRICH CORPORATION CMN       COMMON   826552101      6638.993
Sole   126650   None   Sole
STANDARD & POORS DEP RCPTS SPD      COMMON   78462F10       249.3785
Sole     2150   None   Sole
STATE STREET CORPORATION (NEW)      COMMON   857477103       477.792
Sole     8400   None   Sole
STD & PRS 400 MID-CAP DEP RCPT      COMMON   59563510         296.55
Sole     2250   None   Sole
SUNOCO LOGISTICS PARTNERS LP C      COMMON   86764L108           531
Sole    12000   None   Sole
TARGA RESOURCES PARTNERS LP CM      COMMON   87611X105        187.22
Sole    11000   None   Sole
TC PIPELINES, L.P. CMN              COMMON   87233Q108      2422.602
Sole    78300   None   Sole
TEPPCO PARTNERS L.P. UNITS REP      COMMON   872384102      999.4725
Sole    38250   None   Sole
TIFFANY & CO CMN                    COMMON   886547108         177.6
Sole     5000   None   Sole
TOOTSIE ROLL & IND. CMN             COMMON   890516107       0.80948
Sole       28   None   Sole
TOOTSIE ROLL INDS INC CL-B CMN      COMMON   89051620        23.5305
Sole      747   None   Sole
WALT DISNEY COMPANY (THE) CMN       COMMON   254687106      6748.731
Sole   219900   None   Sole
WILLIAMS PARTNERS L. P. CMN         COMMON   96950F104       695.365
Sole    26900   None   Sole
WILLIAMS PIPELINE PARTNERS L.P      COMMON   96950K103       231.736
Sole    16600   None   Sole
WILLIAMS-SONOMA, INC. CMN           COMMON   969904101   78013.66598
Sole  4821611   None   Sole
WYETH CMN                           COMMON   983024100        313.99
Sole     8500   None   Sole
ZIMMER HLDGS INC CMN                COMMON   98956P102    14730.0096
Sole   228160   None   Sole

                                                         318895.8599